Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2024
SPDR ICE Preferred Securities ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® ICE Preferred Securities ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR ICE Preferred Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon Preferred Securities (as defined below).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to track the performance of the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in securities that are not included in the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index is designed to measure the performance of non-convertible preferred stock and securities that are functionally equivalent to preferred stock, including, but not limited to, senior and subordinated debt (collectively, “Preferred Securities”). Preferred Securities generally pay fixed rate distributions (but may pay distributions based on adjustable rates) and typically have “preference” over common stock in the payment of distributions and the liquidation of a company's assets — preference means that a company must pay distributions on its Preferred Securities before paying dividends on its common stock, and the claims of Preferred Securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. The Index includes Preferred Securities that meet the following criteria: (i) are non-convertible; (ii) have a par amount of $25; (iii) are primarily listed on the NYSE or NASDAQ exchanges, (iv) have a minimum amount outstanding of $250 million; (v) are U.S. dollar denominated; (vi) are rated investment grade by one of Moody's Investors Service, Inc. or S&P Global Ratings ratings services; (vii) are publicly registered or exempt from registration under the Securities Act of 1933; (viii) have a fixed or floating rate coupon or dividend schedule; (ix) have a minimum average monthly trading volume of at least 250,000 trading units during the preceding six months; and (x) have at least 18 months to final maturity at time of issuance and a minimum remaining term to final maturity of at least one day. The Index may include securities of companies headquartered outside of the United States. The Index does not include auction rate preferred securities, convertible preferred shares, securities with a sinking fund, shares in closed-end funds, purchase units, purchase contracts, corporate pay-in-kind securities and derivative instruments.The Index is market capitalization weighted. The aggregate weight of securities of an individual issuer is limited to 5%, and any weight exceeding this limit will be redistributed on a pro-rata basis to securities of issuers that do not exceed the 5% limit. In the event the Index includes securities of fewer than 20 issuers, the aggregate weight of each issuer's securities will be equally weighted and the issuer's individual securities will be weighted on a pro-rata basis. The Index is rebalanced on the last calendar day of each month based on information available up to and including the third business day before the last business day of the month. As of August 31, 2024, a significant portion of the Fund comprised companies in the financial sector, although this may change from time to time. As of July 31, 2024, the Index comprised 154 Preferred Securities.The Index is sponsored by ICE Data Indices, LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and of a relevant broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.ssga.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and of a relevant broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-787-2257
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.ssga.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ReturnsQuarter/YearHighest Quarterly Return8.71%Q1 2019Lowest Quarterly Return-10.03%Q1 2020Year-to-Date10.64%9/30/2024
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective May 1, 2021 (the “Benchmark Index Change Date”), the Fund's benchmark index changed from the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Previous Benchmark Index”) to the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index, consistent with a change in the Fund's principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund's investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
SPDR ICE Preferred Securities ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.
SPDR ICE Preferred Securities ETF | Risk Not Insured [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SPDR ICE Preferred Securities ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
SPDR ICE Preferred Securities ETF | Equity Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
SPDR ICE Preferred Securities ETF | Preferred Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Securities Risk: Generally, Preferred Security holders have no or limited voting rights with respect to the issuing company. In addition, Preferred Securities are generally senior to common stock, but may be subordinated to bonds and other debt instruments in a company's capital structure and therefore may be subject to greater credit risk than those debt instruments. In the event an issuer of Preferred Securities experiences economic difficulties, the issuer's Preferred Securities may lose substantial value due to the increased likelihood of deferred interest or dividend payments and the fact that the Preferred Security may be subordinated to other securities of the same issuer. Further, because many Preferred Securities pay interest or dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds — that is, as interest rates rise, the value of the Preferred Securities held by the Fund are likely to decline. In addition, to the extent Preferred Securities allow holders to convert the Preferred Securities into common stock of the issuer, their market price can be sensitive to changes in the value of the issuer's common stock and, therefore, declining common stock values may also cause the value of the Fund's investments to decline. Preferred securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a Preferred Security having a higher than average yield may cause a decrease in the Fund's yield.
SPDR ICE Preferred Securities ETF | Fluctuation of Net Asset Value Share Premiums and Discounts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
SPDR ICE Preferred Securities ETF | Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
SPDR ICE Preferred Securities ETF | Depositary Receipts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
SPDR ICE Preferred Securities ETF | Financial Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financial Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
SPDR ICE Preferred Securities ETF | Futures Contract Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Futures Contract Risk: A futures contract is a standardized agreement that calls for the purchase or sale of a specific asset at a specific price at a specific future time, or cash settlement of the terms of the contract. Transactions in futures contracts can create investment leverage and may have significant volatility. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract. In the event no such market exists, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the futures contract. There is also a risk of imperfect correlation between movements in the prices of the futures contract and movements in the price of the underlying assets. The counterparty to a futures contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations.
SPDR ICE Preferred Securities ETF | Indexing Strategy Index Tracking Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. To the extent circumstances evolve in between reconstitutions, the Index may include, and the Fund may therefore hold for a period of time, securities of companies that do not align with the Index's objective and/or criteria. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to track the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
SPDR ICE Preferred Securities ETF | Non U S Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
SPDR ICE Preferred Securities ETF | Unconstrained Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
SPDR ICE Preferred Securities ETF | SPDR ICE Preferred Securities ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.45%
Year 1	rr_ExpenseExampleYear01	$ 46
Year 3	rr_ExpenseExampleYear03	144
Year 5	rr_ExpenseExampleYear05	252
Year 10	rr_ExpenseExampleYear10	$ 567
2014	rr_AnnualReturn2014	16.46%
2015	rr_AnnualReturn2015	8.14%
2016	rr_AnnualReturn2016	(0.54%)
2017	rr_AnnualReturn2017	10.49%
2018	rr_AnnualReturn2018	(4.57%)
2019	rr_AnnualReturn2019	17.36%
2020	rr_AnnualReturn2020	6.45%
2021	rr_AnnualReturn2021	1.60%
2022	rr_AnnualReturn2022	(18.90%)
2023	rr_AnnualReturn2023	9.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.03%)
OneYear	rr_AverageAnnualReturnYear01	9.06%
FiveYears	rr_AverageAnnualReturnYear05	2.34%
TenYears	rr_AverageAnnualReturnYear10	4.02%
SPDR ICE Preferred Securities ETF | Return After Taxes on Distributions | SPDR ICE Preferred Securities ETF
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	6.93%
FiveYears	rr_AverageAnnualReturnYear05	0.52%
TenYears	rr_AverageAnnualReturnYear10	2.12%
SPDR ICE Preferred Securities ETF | Return After Taxes on Distributions and Sale of Fund Shares | SPDR ICE Preferred Securities ETF
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	6.00%
FiveYears	rr_AverageAnnualReturnYear05	1.36%
TenYears	rr_AverageAnnualReturnYear10	2.59%
SPDR ICE Preferred Securities ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	26.29%
FiveYears	rr_AverageAnnualReturnYear05	15.69%
TenYears	rr_AverageAnnualReturnYear10	12.03%
SPDR ICE Preferred Securities ETF | ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index/Wells Fargo Hybrid and Preferred Securities Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	9.35%	[1]
FiveYears	rr_AverageAnnualReturnYear05	2.64%	[1]
TenYears	rr_AverageAnnualReturnYear10	4.35%	[1]

[1]	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.